UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Koch Industries, Inc.
Address:  4111 E. 37th Street North
          Wichita, Kansas 67220

13F File Number: 28-10337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven J. Feilmeier
Title:  Executive Vice President & Chief Financial Officer
Phone:  316-828-5500

Signature, Place and Date of Signing:

  /s/    Steven J. Feilmeier   Wichita, Kansas   November 13, 2009

The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities, exercises investment discretion with respect to such securities or is a member of any group with respect to such securities.

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:   $12867 (thousands)


List of Other Included Managers:

No  Form 13F File Number   Name
--  --------------------   ----
01  28-13357               Spring Creek Capital, LLC

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CME GROUP INC                  COM              12572Q105     2466     8000 SH       SOLE                   8000        0        0
D MAGELLAN MIDSTREAM HLDGS LP    COM LP INTS      55907R108     5208   219000 SH       DEFINED  01          219000        0        0
D MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106     1094    29100 SH       DEFINED  01           29100        0        0
D NUSTAR ENERGY LP               UNIT COM         67058H102     3888    75000 SH       DEFINED  01           75000        0        0
D NUSTAR GP HOLDINGS LLC         UNIT RESTG LLC   67059L102      211     8500 SH       DEFINED  01            8500        0        0